SHARE-BASED COMPENSATION (Details 3) (Non-vested restricted stock units) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Youku Tudou Plan USD ($)
Number of non-vested restricted stock units
Non-vested, beginning of period (in shares)			39,907,080
Granted (in shares)			42,294,204
Forfeited (in shares)			(2,604,889)
Vested (in shares)			(13,718,213)
Non-vested, end of period (in shares)			65,878,182
Weighted average grant-date fair value
Non-vested, beginning of period (in dollars per share)			$ 1.2708
Granted (in dollars per share)			$ 1.1930
Forfeited (in dollars per share)			$ 1.1551
Vested (in dollars per share)			$ 1.3298
Non-vested, end of period (in dollars per share)			$ 1.2132
Unrecognized share-based compensation cost
Unrecognized share based compensation expense	$ 72,708	440,153
Remaining vesting period	2 years 10 months 24 days	2 years 10 months 24 days